Commitments (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of commitments [line items]
Total minimum lease payments, under non-cancellable operating leases	R$ 36,476	R$ 29,660	R$ 29,152
Not later than one year [member]
Disclosure of commitments [line items]
Total minimum lease payments, under non-cancellable operating leases	3,002	12,783	803
Later than one year and not later than five years [member]
Disclosure of commitments [line items]
Total minimum lease payments, under non-cancellable operating leases	10,702	R$ 16,877	R$ 28,349
More than five years [member]
Disclosure of commitments [line items]
Total minimum lease payments, under non-cancellable operating leases	R$ 22,772